Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Amherst Single Family Residential Partners VI, LP

5001 Plaza on the Lake

Suite 200

Austin, Texas 78746

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Amherst Single Family Residential Partners VI, LP (the “Company”), Deutsche Bank Securities Inc., Goldman Sachs & Co. LLC, Nomura Securities International, Inc., Amherst Pierpont Securities LLC, Morgan Stanley & Co. LLC, and Citigroup Global Markets Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the AMSR 2020-SFR2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included in the Final Data Tape. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on an initial sample size of 1,249 Properties in relation to the Initial Data Tape and that resulted in a final sample size of 718 Properties in relation to the Final Data Tape. The Initial Sample Properties (as defined below) were which were selected using a simple random sample from the pool of assets identified by the Company in the Initial Data Tape.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets in the Final Data Tape as identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 600 13th Street N.W., Suite 1000, Washington, DC 20005

T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape, Revised Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Initial Property Cut-Off Date” refers to February 29, 2020.

•	The phrase “Final Property Cut-Off Date” refers to April 30, 2020.

•	The phrase “Firmex” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Initial Lease Review Date” refers to March 16, 2020.

•	The phrase “Final Lease Review Date” refers to May 20, 2020.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Lease Start Date	Acquisition Type
Date of Lease Expiration	MSR Onboarding Date
Contractual Rent/Month (Rented)

•	The phrase “Sample Purchase Attributes” collectively refers to the MSR Onboarding Date and Acquisition Type Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Date of Lease Expiration, and Contractual Rent/Month (Rented) Sample Attributes.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “AMSR 2020 - SFR 2 - Tape as of 2.29.2020 v2.xlsx” containing the Sample Attributes as of the Initial Property Cut-Off Date (the “Initial Data Tape”);

•	An electronic data file labeled “Bulk Fund Preliminary Pricing with UW (External) 4.30.20 - (2759).xlsx” received on May 23, 2020 containing the Sample Attributes as of the Final Property Cut-Off Date (the “Revised Initial Data Tape”);

•	An electronic data file labeled “Bulk Fund Preliminary Pricing with UW (External) 4.30.20 - (2759).xlsx” received on May 27, 2020 containing the Sample Attributes as of the Final Property Cut-Off Date (the “Final Data Tape”);

•	Certain resident ledgers containing transaction history of each Property for the Month to Month Sample Properties from the Company’s property management system for the month of February 2020 that were made available on Firmex (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available on Firmex or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	Two electronic data files labeled “GRC Revised Securitization BPO's (05.22.20).xlsx” and “CC Revised Securitization BPO's (05.22.20).xlsx” (together, the “BPO Results File”);
o	An electronic data file labeled “Amherst Securitization Support Files.xlsx” (the “Support File”);
o	An electronic data file labeled “Property Type - Support File.xlsx” (the “Property Type File”);
o	An electronic data file labeled “Bulk Fund Preliminary Pricing with UW - 4.30.20 - (2759).xlsx” (the “Underwriting File”); and
o	An electronic data file labeled “DQ AMSR 2 5.27.xlsx” (the “DQ Support File”).

Procedures Performed

1.	Using the Initial Data Tape, we randomly selected 1,249 Properties (the “Initial Sample Properties”) from the 4,778 Properties represented on the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Initial Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Initial Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Initial Sample Properties to the Source Documents and noted the following differences (the “Initial Purchase and Lease Discrepancies”):

Table 1: Initial Purchase and Lease Discrepancies

#	Included in Final Sample Properties?	Sample Attribute	Initial Data Tape Value	Source Document Value
80	No	Lease Start Date	April 30, 2018	April 30, 2019
80	No	Date of Lease Expiration	April 30, 2019	April 30, 2020
122	Yes	Contractual Rent/Month (Rented)	$1,045.00	$1,100.00
130	Yes	Lease Start Date	February 1, 2019	January 1, 2020
130	Yes	Date of Lease Expiration	January 31, 2020	December 31, 2020
169	No	Lease Start Date	September 15, 2016	September 15, 2017
208	No	Lease Start Date	February 22, 2013	April 18, 2014
215	No	Contractual Rent/Month (Rented)	$1,145.00	$1,095.00
217	No	Lease Start Date	August 24, 2015	October 1, 2019
217	No	Date of Lease Expiration	July 31, 2016	September 30, 2020
217	No	Contractual Rent/Month (Rented)	$1,664.00	$1,764.00
257	Yes	Lease Start Date	March 1, 2019	November 1, 2019
257	Yes	Date of Lease Expiration	February 29, 2020	October 31, 2020
257	Yes	Contractual Rent/Month (Rented)	$1,495.00	$1,295.00
270	No	Lease Start Date	March 1, 2018	February 25, 2020
278	No	Lease Start Date	January 18, 2019	February 1, 2020
278	No	Date of Lease Expiration	December 31, 2019	January 31, 2021
347	Yes	Contractual Rent/Month (Rented)	$1,650.00	$1,560.00
458	No	Lease Start Date	February 28, 2018	February 27, 2019
463	Yes	Contractual Rent/Month (Rented)	$1,395.00	$1,445.00
488	No	MSR Onboarding Date	March 1, 2018	August 29, 2018
498	No	Lease Start Date	June 1, 2018	June 1, 2019
519	Yes	Contractual Rent/Month (Rented)	$1,495.00	$1,555.00
606	No	Lease Start Date	August 21, 2018	August 21, 2019
606	No	Date of Lease Expiration	August 20, 2019	August 20, 2020
709	Yes	Lease Start Date	March 29, 2019	March 29, 2020
709	Yes	Date of Lease Expiration	March 28, 2020	March 28, 2021
749	No	Lease Start Date	February 22, 2018	February 1, 2020
749	No	Date of Lease Expiration	February 28, 2019	January 31, 2021
784	No	Lease Start Date	January 18, 2016	January 18, 2020

#	Included in Final Sample Properties?	Sample Attribute	Initial Data Tape Value	Source Document Value
800	Yes	Lease Start Date	March 19, 2019	March 19, 2020
800	Yes	Date of Lease Expiration	March 18, 2020	March 18, 2021
800	Yes	Contractual Rent/Month (Rented)	$1,295.00	$1,395.00
823	No	Contractual Rent/Month (Rented)	$875.00	$835.00
925	No	Date of Lease Expiration	February 28, 2021	October 31, 2020
938	No	Lease Start Date	November 1, 2014	September 30, 2019
938	No	Date of Lease Expiration	October 31, 2015	October 31, 2020
949	No	Lease Start Date	January 1, 2018	March 1, 2020
949	No	Date of Lease Expiration	December 31, 2019	February 28, 2021
995	No	Lease Start Date	April 12, 2017	April 14, 2018
1025	No	Lease Start Date	November 23, 2018	December 24, 2019
1039	No	Lease Start Date	March 1, 2017	March 31, 2020
1039	No	Date of Lease Expiration	February 28, 2018	March 30, 2021
1039	No	Contractual Rent/Month (Rented)	$1,280.00	$1,320.00
1059	Yes	Lease Start Date	February 15, 2019	February 15, 2020
1059	Yes	Date of Lease Expiration	February 14, 2020	February 14, 2021
1059	Yes	Contractual Rent/Month (Rented)	$1,395.00	$1,445.00
1132	Yes	Lease Start Date	February 7, 2019	Not Rented
1132	Yes	Date of Lease Expiration	February 9, 2020	Not Rented
1132	Yes	Contractual Rent/Month (Rented)	$1,425.00	Not Rented
1134	Yes	Lease Start Date	September 1, 2018	August 5, 2019
1141	No	Lease Start Date	February 1, 2019	February 1, 2020
1141	No	Date of Lease Expiration	January 31, 2020	January 31, 2021
1144	Yes	Lease Start Date	January 18, 2019	Not Rented
1144	Yes	Date of Lease Expiration	February 18, 2020	Not Rented
1144	Yes	Contractual Rent/Month (Rented)	$1,075.00	Not Rented
1183	No	Contractual Rent/Month (Rented)	$850.00	$800.00
1190	Yes	Lease Start Date	September 1, 2018	September 1, 2019
1198	No	Lease Start Date	April 1, 2017	April 1, 2018
1198	No	Date of Lease Expiration	March 31, 2018	March 31, 2019
1202	Yes	Date of Lease Expiration	March 1, 2020	March 1, 2021
1228	No	Lease Start Date	February 28, 2019	Not Rented
1228	No	Date of Lease Expiration	February 27, 2020	Not Rented
1228	No	Contractual Rent/Month (Rented)	$1,764.00	Not Rented

2.	Using the Revised Initial Data Tape, we noted that 718 of the Initial Sample Properties were included on the Revised Initial Data Tape (the “Final Sample Properties”). We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Revised Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Final Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Revised Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Final Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Revised Initial Data Tape for the Sample Properties to the Source Documents and noted the following differences (the “Final Purchase and Lease Discrepancies”):

Table 2: Final Purchase and Lease Discrepancies

#	Sample Attribute	Revised Initial Data Tape Value	Source Document Value
79	Contractual Rent/Month (Rented)	$1,545.00	$1,325.00
98	Contractual Rent/Month (Rented)	$1,345.00	$1,995.00
104	Contractual Rent/Month (Rented)	$1,445.00	$1,545.00
111	Contractual Rent/Month (Rented)	$1,145.00	$1,205.00
122	Contractual Rent/Month (Rented)	$1,045.00	$1,100.00
328	Contractual Rent/Month (Rented)	$1,165.00	$1,595.00
338	Contractual Rent/Month (Rented)	$1,385.00	$1,545.00
347	Contractual Rent/Month (Rented)	$1,650.00	$1,560.00
519	Contractual Rent/Month (Rented)	$1,495.00	$1,555.00
580	Contractual Rent/Month (Rented)	$1,445.00	$1,505.00
655	Contractual Rent/Month (Rented)	$1,675.00	$1,565.00
693	Contractual Rent/Month (Rented)	$1,425.00	$1,225.00
700	Contractual Rent/Month (Rented)	$1,345.00	$1,385.00
711	Contractual Rent/Month (Rented)	$1,315.00	$1,645.00
743	Contractual Rent/Month (Rented)	$1,195.00	$1,725.00
804	Contractual Rent/Month (Rented)	$1,520.00	$1,600.00
879	Contractual Rent/Month (Rented)	$1,295.00	$1,360.00
909	Contractual Rent/Month (Rented)	$1,720.00	$1,780.00
1017	Contractual Rent/Month (Rented)	$1,495.00	$1,720.00
1122	Contractual Rent/Month (Rented)	$1,545.00	$1,595.00
1134	Lease Start Date	September 01, 2018	August 05, 2019
1153	Contractual Rent/Month (Rented)	$1,095.00	$1,150.00
1190	Lease Start Date	September 01, 2018	September 01, 2019
1215	Lease Start Date	November 01, 2019	March 01, 2020
1215	Date of Lease Expiration	October 31, 2020	February 28, 2021
1221	Contractual Rent/Month (Rented)	$1,595.00	$1,895.00
1224	Contractual Rent/Month (Rented)	$1,510.00	$1,570.00
1249	Contractual Rent/Month (Rented)	$1,195.00	$1,230.00

3.	On the Final Data Tape, we identified 145 Properties where the Month-to-Month data attribute was equal to “Yes”. Of these 145 Properties, 28 of the Properties (the “Month to Month Sample Properties”) were part of the Final Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that each of the Month to Month Sample Properties:

a)	Has an occupancy status of “Rented” within the Final Data Tape;

b)	Has a lease expiration date prior to the Final Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid rent for the month of April 2020, or if rent was unpaid, a value is shown in the Tenant Monthly Rent Days DQ data attribute of the Final Data Tape.

4.	For each of the Final Sample Properties included in the Final Data Tape provided by the Company, we performed the following procedures:

a)	For each Sample Attribute relating to the Final Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 2 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences; and

b)	For each Sample Attribute that did not have a Final Purchase and Lease Discrepancy, we compared the Revised Initial Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

5.	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We compared the information and noted no differences.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of certain attributes of the collateral assets included in the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

May 29, 2020

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable, and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease Expiration

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Expiration procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable, and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented”, we compared the Date of Lease Expiration Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Contractual Rent/Month (Rented)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Firmex by the Company as of the Initial Lease Review Date or the Final Lease Review Date, as applicable, and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented,” we compared the Contractual Rent/Month (Rented) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type data attribute to “Bulk Sale”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type data attribute to “Auction”.

3)	If a purchase agreement, settlement statement, or recorded deed is available for the applicable property and only one property is listed in that purchase agreement, compared the Acquisition Type data attribute to “MLS”.

Sample Attribute: MSR Onboarding Date

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the MSR Onboarding Date data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the MSR Onboarding Date data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the MSR Onboarding Date data attribute to information available in the purchase agreement.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Zip	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Closest MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Months Since MSR Onboarding	Recalculate and compare	Recalculation: (Final Property Cut-Off Date - MSR Onboarding Date) / 30	Final Data Tape (MSR Onboarding Date)	Calculation rounded to the nearest integer.
Estimated Rent/Month (Not Rented)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File

Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Lease Start Date) / 30	Final Data Tape (Date of Lease Expiration, Lease Start Date, Rented)	For “Not Rented” properties, the Original Length of Lease (months) calculated to be zero. Calculation rounded to the nearest integer.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments

Tenant Monthly Rent Days DQ	Final Data Tape to Supplemental Data File electronic comparison	n/a	DQ Support File
Section 8 Flag (Yes/No)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File
Estimated BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
BPO Value as-of Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Underwritten Rent/Month	Recalculate and compare	Recalculation: For “Rented” properties, Contractual Rent/Month (Rented); for “Not Rented” properties, Estimated Rent/Month (Not Rented)	Final Data Tape (Rented, Contractual Rent/Month (Rented), Estimated Rent/Month (Not Rented))
UWAnnual GPR	Recalculate and compare	Recalculation: Underwritten Rent/Month * 12	Final Data Tape (Underwritten Rent/Month)
Underwritten Annual Other Income	Recalculate and compare	Recalculation: UWAnnual GPR * (Other Income Rate – Rent Concession Rate)	Final Data Tape (Closest MSA, UWAnnual GPR) Underwriting File (Other Income Rate, Rent Concession Rate)	The Other Income Rate and Rent Concessions Rate are MSA-level estimates provided in the Underwriting File.
Total Underwritten Annual Gross Income	Recalculate and compare	Recalculation: UWAnnual GPR + Underwritten Annual Other Income	Final Data Tape (UWAnnual GPR, Underwritten Annual Other Income)
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: UWAnnual GPR * (1 – Occupancy Rate)	Final Data Tape (Closest MSA, UWAnnual GPR, Underwritten Annual Vacancy) Underwriting File (Occupancy Rate)	The Occupancy Rate is a MSA-level estimate provided in the Underwriting File.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments

Underwritten Annual Credit Loss	Recalculate and compare	Recalculation: (UWAnnual GPR - Underwritten Annual Vacancy) * (Credit Loss Rate)	Final Data Tape (Closest MSA, UWAnnual GPR, Underwritten Annual Vacancy) Underwriting File (Credit Loss Rate)	The Credit Loss Rate is a MSA-level estimate provided in the Underwriting File.
Underwritten Annual Real Estate Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting File
Underwritten Annual Insurance Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting File
Underwritten Annual HOA Fees	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting File
Underwritten Annual Repairs and Maintenance	Recalculate and compare	Recalculation: Annual Repairs and Maintenance Fee	Final Data Tape (Closest MSA) Underwriting File (Annual Repairs and Maintenance Fee)	The Annual Repairs and Maintenance Fee is a MSA-level estimate provided in the Underwriting File.
Underwritten Annual Turnover Costs	Recalculate and compare	Recalculation: Turnover Fee	Final Data Tape (Closest MSA) Underwriting File (Turnover Fee)	The Turnover Fee is a MSA-level estimate provided in the Underwriting File.
UW Property Management Fees $	Recalculate and compare	Recalculation: 6.75%* (UWAnnual GPR - Underwritten Annual Vacancy - Underwritten Annual Credit Loss)	Final Data Tape (UWAnnual GPR, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual Marketing and Leasing Costs	Recalculate and compare	Recalculation: $350 per property	n/a

Field Name	Procedure	Calculation	Data File(s)	Comments

Total Underwritten Annual Expenses	Recalculate and compare	Recalculation: Underwritten Annual Real Estate Taxes + Underwritten Annual Insurance Costs + Underwritten Annual HOA Fees + Underwritten Annual Repairs and Maintenance + Underwritten Annual Turnover Costs + UW Property Management Fees $ + Underwritten Annual Marketing and Leasing Costs	Final Data Tape (Underwritten Annual Real Estate Taxes, Underwritten Annual Insurance Costs, Underwritten Annual HOA Fees, Underwritten Annual Repairs and Maintenance, Underwritten Annual Turnover Costs, UW Property Management Fees $, Underwritten Annual Marketing and Leasing Costs)
Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Total Underwritten Annual Gross Income - Total Underwritten Annual Expenses - Underwritten Annual Vacancy - Underwritten Annual Credit Loss	Final Data Tape (Total Underwritten Annual Gross Income, Total Underwritten Annual Expenses, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual CapEx Reserve	Recalculate and compare	Recalculation: $750 per property	n/a
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income - Underwritten Annual CapEx Reserve	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual CapEx Reserve)